Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, net
Schedule of intangible assets, net

	December 31, 2020	December 31, 2021
	RMB	RMB
Customer relationships	3,300	3,300
Trade names	4,822	4,822
Developed technology	17,833	17,833
Total Intangible assets	25,955	25,955
Less: accumulated amortization	(4,134)	(8,244)
Intangible assets, net	21,821	17,711